Restatement Related Charges - Summary of Change to Accrued Liability Balance Related to Restatement Charges (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restatement Charges Reserve
Beginning balance				$ 2,212				$ 2,212	$ 0
Additions for costs expensed, net	$ 400	$ 2,000	$ 1,600	$ 2,200	$ 9,900	$ 12,300	$ 7,900	3,419	18,879	$ 0
Reductions for payments, net								(5,052)	(16,667)
Ending balance	$ 579				$ 2,212			$ 579	$ 2,212	$ 0